EXHIBIT 99.1

Series 2007-1G WST Trust

DATES & BBSW RATES
Date of Report - Determination Date	15-Aug-07
Remittance/Record Date	17-Aug-07
Housing Loan Collection Period	31-May-07 (Inclusive	)	to	08-Aug-07 (Inclusive	)
Days in Collection Period	70
Coupon Period	31-May-07 (Inclusive	)		21-Aug-07 (Exclusive	)
Days in Coupon Period	82
3 month BBSW at beginning of Coupon Period	6.3551%		3 Mth USD-LIBOR	5.35355%
3 month EURIBOR at beginning of Coupon Period	4.0970%
SUMMARY PAGE
Available Income			106,730,624.57
Total Available Funds			145,456,141.63
Accrued Interest Adjustment			39,469,894.35
Redraws made This Period			214,676,668.84
Redraw Shortfall			0.00
Trust Expenses			1,744,774.32
Subordinated Percentage			1.6793%
Total Payments			145,456,141.63
Payment Shortfall			38,725,517.07
Principal Draw This Period			38,725,517.07
Total Principal Draws Outstanding			38,725,517.07
Gross Principal Collections			1,114,990,307.06
Principal Collections			900,313,638.22
Excess Available Income			0.00
Excess Collections Distribution			0.00
Liquidity Shortfall			0.00
Remaining Liquidity Shortfall			0.00
Liquidation Loss in Aggregate (if any)			0.00
Principal Charge Offs			0.00
Class A Percentage			98.2969%
Class B Percentage			1.7031%
Class A Charge Offs			0.00
Class B Charge Offs			0.00
Redraw Charge Offs			0.00
Carryover Charge Offs			0.00
Purchase Price Adjustment			345,426,051.08
Threshold Rate if required by Clause 9			N/A
Total Prepayment Costs			0.00
Total Prepayment Benefits			0.00
Prepayment Cost Surplus			0.00
Prepayment Benefit Shortfall			0.00
Quarterly Percentage			0.2511%

	Principal/100,000	Coupon/100,000
Class A1	12,440.2064	1,212.5864	usd
Class A2a	12,440.2064	1,230.8086	usd
Class A2b	12,440.2064	949.1500	eur
Class A2c	12,440.2064	1,456.9266	aud
Class B	0.0000	1,470.4060	aud

Stated Amount - USD/EUR/AUD		Ending Stated Amount	AUD Equivalent	Bond Factor
Class A1	USD	1,094,497,419.68	1,334,752,950.93	87.559794%
Class A2a	USD	2,276,554,632.99	2,776,286,137.47	87.559794%
Class A2b	EUR	525,358,761.47	858,709,972.78	87.559794%
Class A2c	AUD	1,094,497,419.69	1,094,497,419.69	87.559794%
Class B	AUD	120,000,000.00	120,000,000.00	100.000000%

			6,184,246,480.87

Scheduled principal	104,611,751.00
Unscheduled principal	795,701,887.22

Principal Collections	900,313,638.22

Fixed Interest Rate Housing Loan	253,514,110.30
Variable Rate Housing Loans	5,892,006,853.48

6,145,520,963.78

Note 1:	The difference between the Notes and the Mortgages equates to princiupal draw.

HOUSING LOAN PRINCIPAL MOVEMENT SUMMARY FOR THE COLLECTION PERIOD
Beginning Housing Loan Principal Balance		6,700,408,551.11
Principal Collections from Housing Loans	—	550,730,455.89
Other collections in respect of Principal		—
Redraws		214,676,668.84
Principal Charge Offs		—
Prepayment Calculation Adjustment		—
Non-Cash Adjustments to Principal Balance		—
Prepayment Benefit Credited to Obligors		—
Housing Loan Principal Transferred to Warehouse	—	218,833,800.09
Ending Housing Loan Principal Balance		6,145,520,963.97
SUMMARY OF REDRAW REIMBURSEMENTS
Principal Available from Servicer to reimburse Redraws		769,564,255.98
Redraws Reimbursed by way of Net Remittance From Servicer		214,676,668.84
Redraws required to be reimbursed from Initial Principal Distributions		—
Redraws actually reimbursed from Initial Principal Distributions		—
Remaining Redraw Shortfall		0.00
Total Redraws Reimbursed This Period
Principal Collections Net of Redraws		554,887,587.14
FINANCE CHARGE COLLECTIONS
Loan Maintenance Fees		2,060,677.42
Enforcement Expenses		381.84
Prepayment Cost Surplus		0.00
Other fees / Charges		—
Interest collections from Housing Loans		94,890,662.12

Gross Finance Charge Collections		96,951,721.38
Subtract - Other Government Charges Due		—
Subtract - Fees Due to Seller / Servicer		—
Subtract - Prepayment Costs Surplus		—
Finance Charge Collections		96,951,721.38
BASIS SWAP
Variable Home Loan Amount		6,782,700,549.00
Weighted Average Variable Housing Rate		7.5631%
Basis Swap Margin		1.1300%
Amount payable by Trust		98,380,191.14
Amount payable to Trust		97,365,573.47
Net basis swap amount payable to Trust		—
Net basis swap amount payable by Trust		1,014,617.67

INTEREST RATE SWAP - Existing
Fixed Option Home Loan Amount
Weighted Average Housing Fixed Rate	6.8447%
Interest Rate Swap Margin	1.1300%
Interest Rate Swap Payment Payable By Trust	—
Interest Rate Swap Payment Payable To Trust	—
Net Interest Rate Swap Payment Payable To Trust	—
Net Interest Rate Swap Payment Payable By Trust	—
INTEREST RATE SWAP - New Business
Fixed Option Home Loan Amount	263,134,053.00
Weighted Average Housing Fixed Rate	6.8447%
Interest Rate Swap Margin	1.1300%
Interest Rate Swap Payment Payable By Trust	3,454,113.85
Interest Rate Swap Payment Payable To Trust	3,777,285.73
Net Interest Rate Swap Payment Payable To Trust	323,171.87
Net Interest Rate Swap Payment Payable By Trust	—
AVAILABLE INCOME
Finance Charge Collections	96,951,721.38
Net Basis Swap Payment Received	—
Net Interest Rate Swap Payment Received (Existing)	—
Net Interest Rate Swap Payment Received (New Business)	323,171.87
Interest Income received on Collection Account	35,531.23
Interest Income In Respect of Daily Collections	9,420,200.09
Other Income	—
Total Available Income	106,730,624.57
PRINCIPAL DRAWS
Payment Shortfall	38,725,517.07
Principal Collections Available to Draw	554,887,587.14
Beginning Principal Draws Outstanding	0
Principal Draw	38,725,517.07
Repayment of Principal Draws	0.00
Ending Principal Draws Outstanding	38,725,517.07
LIQUIDITY FACILITY
Ratings Downgrade Flag	0
Liquidity Shortfall	0.00
Liquidity Limit	56,072,181.00
Beginning Liquidity Loan Amount	—
Beginning Available Liquidity	56,072,181.00
TOTAL AVAILABLE FUNDS
Available Income	106,730,624.57
Principal Draw	38,725,517.07
Liquidity Draw	0.00
Total Available Funds	145,456,141.63

TRUST EXPENSES PAYABLE		GST	inc GST
Government duties Due (Including GST)	158,615.21
Issuer Trustee Fee	150,000.00	15,000.00	165,000.00
Security Trustee Fees	40,000.00	4,000.00	44,000.00
Note Trustee Fee	9,044.86	904.49	9,949.35
Fees payable to a Note Party under the Agency Agreement	0	—	—
Trust Manager’s Fee	123,946.88	12,394.69	136,341.57
Servicer’s Fee	1,239,468.80	123,946.88	1,363,415.68
Enforcement Expenses	381.84	38.16	420.00
Audit Expenses	—	—	—
Rating Agency Expenses	—	—	—
Other Trust Expenses	23,316.72	2,331.00	25,647.72
Total Trust Expenses Payable	1,744,774.32	158,615.21
TOTAL PAYMENTS DUE
Accrued Interest Adjustment (from loans substituted)	39,469,894.35
Trust Expenses	1,744,774.32
Net Basis Swap Amount Payable	1,014,617.67
Net Interest Rate Swap Amount Payable	—
Liquidity Facility Interest Due	0
Liquidity Facility Commitment Fees Due	31,492.59
Redraw Facility Draw Fee Due	0
Redraw Facility Commitment Fee Due	15,726.03
Repayment of Liquidity Draw	0
Other Support Facility Payment Due	0

			Foreign Currency Equivalents
Class A1 Coupon	22,311,986.30		15,157,329.86
Class A2a Coupon	46,587,013.69		32,001,023.89
Class A2b Coupon	14,304,567.25		5,694,900.00
Class A2c Coupon	18,211,582.19
Class B Coupon	1,764,487.23
Total Payments	145,456,141.63

CASCADE OF INCOME DISTRIBUTIONS	DUE	AVAILABLE	PAID
Accrued Interest Adjustment (from loans substituted)	39,469,894.35	145,456,141.63	39,469,894.35
Taxes (Including GST)	158,615.21	105,986,247.28	158,615.21
Issuer Trustee Fee	150,000.00	105,827,632.07	150,000.00
Security Trustee Fees	40,000.00	105,677,632.07	40,000.00
Note Trustee Fee	9,044.86	105,637,632.07	9,044.86
Fees payable to a Note Party under the Agency Agreement	0.00	105,628,587.21	0.00
Trust Manager’s Fee	123,946.88	105,628,587.21	123,946.88
Servicer’s Fee	1,239,468.80	105,504,640.33	1,239,468.80
Enforcement Expenses	381.84	104,265,171.53	381.84
Audit Expenses	0.00	104,264,789.69	0.00
Rating Agency Expenses	0.00	104,264,789.69	0.00
Other Trust Expenses	23,316.72	104,264,789.69	23,316.72
Net Basis Swap Amount Payable	1,014,617.67	104,241,472.97	1,014,617.67
Net Interest Rate Swap Amount Payable	0.00	103,226,855.30	0.00
Liquidity Facility Interest Due	0.00	103,226,855.30	0.00
Liquidity Facility Fees Due	31,492.59	103,226,855.30	31,492.59
Repayment of Liquidity Draw	0	103,195,362.70	0.00
A$ Class A1 Coupon and Cond. Purch Fee to US$ Currency Swap Provider	22,311,986.30	103,195,362.70	22,311,986.30
A$ Class A2a Coupon Amount to US$ Currency Swap Provider	46,587,013.69	80,883,376.40	46,587,013.69
A$ Class A2b Coupon Amount to A2b Currency Swap Provider	14,304,567.25	34,296,362.70	14,304,567.25
A$ Class A2c Coupon Amount to Noteholders	18,211,582.19	19,991,795.45	18,211,582.19
Redraw Facility Commitment Fee Due	15,726.03	1,780,213.26	15,726.03
Redraw Facility Draw Fee Due	0.00	1,764,487.23	0.00
Class B Coupon to Noteholders	1,764,487.23	1,764,487.23	1,764,487.23
Fees payable to Westpac agreed not to be treated as Trust Expenses Above	0.00	0.00	0.00
Other Support Facility Payment Due	0.00	0.00	0.00
Excess Available Income		0.00
APPLICATION OF EXCESS INCOME
Current Charge Offs	0.00	0.00	0.00
Carryover Redraw Charge Offs	0.00	0.00	0.00
Carryover Class A1 Charge Offs	0.00	0.00	0.00
Carryover Class A2a Charge Offs	0.00	0.00	0.00
Carryover Class A2b Charge Offs	0.00	0.00	0.00
Carryover Class A2c Charge Offs	0.00	0.00	0.00
Carryover Class B Charge Offs	0.00	0.00	0.00
Repayment of Previous Principal Draws	0.00	0.00	0.00
Settlement Amounts to Currency Swap Providers	0.00	0.00	0.00
Excess Collections Distribution		0.00
PRINCIPAL COLLECTIONS
Principal Collections from Housing Loans	769,564,255.98
Excess received at Settlement	345,426,051.08
Prior Period Closing Principal Overdrawn	—
Excess Income reimbursing Charge Offs	—
Excess Income repaying previous Principal Draws	—
Draw made from Redraw Facility	—
Prepayment Calculation Adjustment	—
Prepayment Benefit Shortfall Received From Servicer	—
Prepayment Benefit Offset by Costs Collected	—
Gross Principal Collections	1,114,990,307.06
Subtract: Redraws deducted by Approved Seller	214,676,668.84
Principal Collections Available	900,313,638.22

INITIAL PRINCIPAL DISTRIBUTIONS	DUE	AVAILABLE	PAID
Redraws not previously Reimbursed	0.00	900,313,638.22	0.00
Principal outstanding under Redraw Facility Agreement	0.00	900,313,638.22	0.00
Principal Draw	38,725,517.07	900,313,638.22	38,725,517.07
Available for Class A1,A2a, A2b, A2c and B Notes		861,588,121.15
REDRAW FACILITY
Redraw Facility Limit	100,000,000.00
Carryover Redraw Shortfall	0.00
Redraw Shortfall	0.00
Beginning Outstanding Balance	0.00
Beginning Available Redraw Facility Amount	100,000,000.00
Redraw Made	0.00
Repayment of Previous Draws	0.00
Ending Redraw Facility Outstanding Balance	0.00
Remaining Redraw Shortfall	0.00
Ending Available Redraw Facility Amount	100,000,000.00
10% Limit Check
REDRAW FACILITY FEES
Redraw Facility Interest Rate at beginning of Coupon Period:
Draws less than 12 months old	0.1800%
Draws 12 months or more old	0.3000%
Beginning Balance of Draws less than 12 months old	0.00
Interest Due on Draws less than 12 months old	0.00
Beginning Balance of Draws 12 months or more old	0.00
Interest Due on Draws 12 months or more old	0.00
Redraw Commitment Fee	15,726.03
PRINCIPAL ALLOCATION
Total Invested Amount as a percentage of Initial Invested Amount	100.000%
Average Quarterly Percentage	0.2511%
Subordinated % is greater than or equal to 3.75%	NO
Total Invested Amount % is greater than 10%	YES
Class B Percentage	1.7031%
Principal Allocation Method	SEQUENTIAL
Class A Percentage	98.2969%
Class A1 Percentage	22.0102%
Class A2a Percentage	45.7812%
Class A2b Percentage	14.1602%
Class A2c Percentage	18.0484%
Class A1 Principal Payment	189,637,293.07
Class A2a Principal Payment	394,445,569.53
Class A2b Principal Payment	122,002,678.22
Class A2c Principal Payment	155,502,580.31
Class B Principal Payment	0.00

TOTAL NOTES
Initial Invested Amount
Beginning Aggregate Initial Invested Amount	7,045,834,602.00
Ending Aggregate Initial Invested Amount	7,045,834,602.00
Invested Amount
Beginning Total Invested Amount	7,045,834,602.00
Total Principal paid	861,588,121.13
Ending Total Invested Amount	6,184,246,480.87
Stated Amount
Beginning Total Stated Amount	7,045,834,602.00
Total Current Period Charge Offs	0.00
Total Principal Paid	861,588,121.13
Total Reinstatement of Charge Offs	0.00
Ending Total Stated Amount	6,184,246,480.87
Coupon
Weighted Average Margin	0.16%
Weighted Average Coupon Rate	6.52%
Current Coupon Due	103,179,636.67
Total Coupon Paid	103,179,636.67
Coupon Shortfall	0.00
Carryover Charge Offs
Beginning Carryover Charge Offs	0.00
Charge Offs This Period	0.00
Excess income Applied to reimburse Charge Offs	0.00
Ending Carryover Charge Offs	0.00
CLASS A1 NOTES
Beginning Factors
Class A1 Percentage	22.0102%
Class A1 Bond Factor	100.000000%
Initial Invested Amount		USD	FX Rate
Class A1 Initial Invested Amount	1,524,390,244.00	1,250,000,000.00	0.82
Ending Class A1 Initial Invested Amount	1,524,390,244.00	1,250,000,000.00
Invested Amount
Beginning Class A1 Invested Amount	1,524,390,244.00	1,250,000,000.00
Class A1 Payment of Principal	189,637,293.07	155,502,580.32
Ending Class A1 Invested Amount	1,334,752,950.93	1,094,497,419.68
Stated Amount
Beginning Class A1 Stated Amount	1,524,390,244.00	1,250,000,000.00
Current Period Class A1 Charge Offs
Class A1 Payment of Principal	189,637,293.07	155,502,580.32
Reinstatement of Charge Offs from Excess Income	0.00
Excess of Class A1 Losses over Class A1 Invested Amount	0.00
Ending Class A1 Stated Amount	1,334,752,950.93	1,094,497,419.68
Coupon
Class A1 Note Margin	0.1600%	-0.03000%
Class A1 Coupon Rate	6.5151%	5.32355%
Class A1 Coupon and Conditional Purchaser Fee Amount Due	22,311,986.30	15,157,329.86
Class A1 Coupon and Conditional Purchaser Fee Amount Paid	22,311,986.30
Coupon Shortfall
Carryover Charge Offs
Beginning Class A1 Carryover Charge Offs	0.00
Charge Offs This Period	0.00
Reinstatement of Charge Offs from Excess Income	0.00
Ending Class A1 Carryover Charge Offs	0.00
Ending Factors
Ending Class A1 Percentage	22.0102%
Ending Class A1 Bond Factor	87.559794%

Class A2a NOTES
Beginning Factors
Class A2a Percentage	45.7812%
Class A2a Bond Factor	100.000000%
Class A2a Initial Invested Amount	3,170,731,707.00	2,600,000,000.00
Invested Amount
Beginning Class A2a Invested Amount	3,170,731,707.00	2,600,000,000.00
Class A2a Payment of Principal	394,445,569.53	323,445,367.01
Ending Class A2a Invested Amount	2,776,286,137.47	2,276,554,632.99
Stated Amount
Beginning Class A2a Stated Amount	3,170,731,707.00	2,600,000,000.00
Current Period Class A2a Charge Offs
Class A2a Payment of Principal	394,445,569.53	323,445,367.01
Reinstatement of Charge Offs from Excess Income
Ending Class A2a Stated Amount	2,776,286,137.47	2,276,554,632.99
Coupon
Class A2a Note Margin	0.1850%	0.0500%
Class A2a Coupon Rate	6.5401%	5.4036%
Class A2a Coupon Amount Due	46,587,013.69	32,001,023.89
Class A2a Coupon Amount Paid	46,587,013.69
Coupon Shortfall	0.00
Carryover Charge Offs
Beginning class A2a Carryover Charge Offs	0.00
Charge Offs this Period	0.00
Reinstatement of Charge Offs from Excess Income	0.00
Ending Class A2a Carryover Charge Offs	0.00
Ending Factors
Ending Class A2a Percentage	45.7812%
Ending Class A2a Bond Factor	87.559794%
Class A2b NOTES
Beginning Factors			FX Rate
Class A2b Percentage	14.1602%		0.6118
Class A2b Bond Factor	100.000000%
Class A2b Initial Invested Amount	980,712,651.00	600,000,000.00
Invested Amount
Beginning Class A2b Invested Amount	980,712,651.00	600,000,000.00
Class A2b Payment of Principal	122,002,678.22	74,641,238.53
Ending Class A2b Invested Amount	858,709,972.78	525,358,761.47
Stated Amount
Beginning Class A2b Stated Amount	980,712,651.00	600,000,000.00
Current Period Class A2b Charge Offs
Class A2b Payment of Principal	122,002,678.22	74,641,238.53
Reinstatement of Charge Offs from Excess Income
Ending Class A2b Stated Amount	858,709,972.78	525,358,761.47
Coupon
Class A2b Note Margin	0.1374%	0.0700%
Class A2b Coupon Rate	6.4925%	4.1670%
Class A2b Coupon Amount Due	14,304,567.25	5,694,900.00
Class A2b Coupon Amount Paid	14,304,567.25
Coupon Shortfall	0.00
Carryover Charge Offs
Beginning class A2b Carryover Charge Offs	0.00
Charge Offs this Period	0.00
Reinstatement of Charge Offs from Excess Income	0.00
Ending Class A2b Carryover Charge Offs	0.00
Ending Factors
Ending Class A2b Percentage	14.1602%
Ending Class A2b Pool Factor	87.559794%

Class A2c NOTES
Beginning Factors
Class A2c Percentage	18.0484%
Class A2c Pool Factor	100.000000%
Class A2c Initial Invested Amount	1,250,000,000.00
Invested Amount
Beginning Class A2c Invested Amount	1,250,000,000.00
Class A2c Payment of Principal	155,502,580.31
Ending Class A2c Invested Amount	1,094,497,419.69
Stated Amount
Beginning Class A2c Stated Amount	1,250,000,000.00
Current Period Class A2c Charge Offs
Class A2c Payment of Principal	155,502,580.31
Reinstatement of Charge Offs from Excess Income
Ending Class A2c Stated Amount	1,094,497,419.69
Coupon
Class A2c Note Margin	0.1300%
Class A2c Coupon Rate	6.4851%
Class A2c Coupon Amount Due	18,211,582.19
Class A2c Coupon Amount Paid	18,211,582.19
Coupon Shortfall	0.00
Carryover Charge Offs
Beginning class A2c Carryover Charge Offs	0.00
Charge Offs this Period	0.00
Reinstatement of Charge Offs from Excess Income	0.00
Ending Class A2c Carryover Charge Offs	0.00
Ending Factors
Ending Class A2c Percentage	18.0484%
Ending Class A2c Pool Factor	87.559794%
Class B NOTES
Beginning Factors
Class B Percentage	1.7031%
Class B Bond Factor	100.000000%
Class B Initial Invested Amount	120,000,000.00
Invested Amount
Beginning Class B Invested Amount	120,000,000.00
Class B Payment of Principal	0.00
Ending Class B Invested Amount	120,000,000.00
Stated Amount
Beginning Class B Stated Amount	120,000,000.00
Class B Charge Offs	0.00
Class B Payment Of Principal	0.00
Reinstatement of Charge Offs from Excess Income
Ending Class B Stated Amount	120,000,000.00
Coupon
Class B Note Margin	0.1900%
Class B Coupon Rate	6.5451%
Class B Coupon Amount due	1,764,487.23
Class B Coupon Amount paid	1,764,487.23
Coupon Shortfall	0.00
Carryover Charge Offs
Beginning Class B Carryover Charge Offs	0.00
Charge Offs this period	0.00
Reinstatement of Charge Offs from Excess Income	0.00
Ending Class B Carryover Charge Offs	0.00
Ending Factors
Ending Class B Percentage	1.9404%
Ending Class B Bond Factor	100.000000%

Series 2007-1G WST Trust

Static Pool Data

Collection Period Ending: 8-Aug-07

Housing Loan Summary
Number of Housing Loans	39,692
Housing Loan Pool Size (A$)	6,145,520,964
Average Housing Loan Balance (A$)	154,830
Maximum Housing Loan Balance (A$)	786,458
Minimum Housing Loan Balance	10,023
Total Valuation of the Properties	13,757,146,786
Weighted Average Loan-to-Value Ratio at inception	57.70%
Weighted Average Current Loan-to-Value Ratio	54.32%
Weighted Average Seasoning (months)	43
Weighted Average Original Term (months)	356
Weighted Average Current Remaining Term To Maturity (months)	313
Maximum Current Remaining Term to Maturity (Months)	358
Delinquencies
31-60 days
No. of Loans	34
Balance (A$)	7,724,902
% of Period Pool Balance	0.13%
61-90 days
No. of Loans	14
Balance (A$)	2,307,556
% of Period Pool Balance	0.04%
91-120 days
No. of Loans	4
Balance (A$)	441,254
% of Period Pool Balance	0.01%
121 + days
No. of Loans	2
Balance (A$)	313,662
% of Period Pool Balance	0.01%
Total Delinquencies
No. of Loans	54
Balance (A$)	10,787,373
% of Period Pool Balance	0.18%
Foreclosures
No. of Loans	—
Balance (A$)	—
% of Period Pool Balance	0.00%
Loss and Recovery Data (Cumulative)
Trust entitlement to proceeds of sale security	—
Claims to Lenders Mortgage Insurance (A$)	—
Net Losses (A$)	—
Net Losses as % of Period Pool Balance	—
Prepayment Information (CPR)
1 Month CPR (%)	N/A
3 Month CPR (%)*	35.80%
12 Month CPR (%)	NA
Cumulative	35.80%
Profile by Current Loan-to-Value Ratio (% of Period Pool Balance)
00.01% - 50.00%	38.59%
50.01% - 55.00%	8.74%
55.01% - 60.00%	10.05%
60.01% - 65.00%	9.63%
65.01% - 70.00%	10.47%
70.01% - 75.00%	12.04%
75.01% - 80.00%	8.01%
80.01% - 85.00%	1.08%
85.01% - 90.00%	0.73%
90.01% - 95.00%	0.45%
95.01% - 100.00%	0.23%

100.00%

Profile by Loan Product
Basic Option Home Loan	—
First Option Home Loan	888,104,968
Fixed Option Home Loan - Low Doc	188,563,283
Fixed Option Home Loan	20,698,435
IPL - First Option	54,238,964
IPL - Fixed Rate - Low Doc	49,637,564
IPL - Fixed Rate	906,902
IPL - Variable Rate - Low Doc	24,023,698
IPL - Variable Rate	331,647,334
Premium Option Home Loan - Low Doc	238,726,773
Premium Option Home Loan	4,348,410,807
Other (EAL, Rocket Housing Variable and Rocket - Variable - IPL)	562,236

Total	6,145,520,964

Profile by Loan Rate (% of Period Pool Balance)
4.01% - 4.50%	0.01%
4.51% - 5.00%	0.00%
5.01% - 5.50%	0.00%
5.51% - 6.00%	0.00%
6.01% - 6.50%	0.82%
6.51% - 7.00%	2.06%
7.01% - 7.50%	58.64%
7.51% - 8.00%	24.09%
8.01% - 8.50%	14.38%

Total	100.00%

Weighted Average Interest Rate	7.53%

Profile by Geographic Distribution (% of Period Pool Balance)
Australian Capital Territory - Metropolitan	1.83%
Australian Capital Territory - Other	0.00%
New South Wales - Sydney Metropolitan	8.19%
New South Wales - Other	23.14%
Northern Territory - Darwin Metropolitan	0.57%
Northern Territory - Other	0.23%
Queensland - Brisbane Metropolitan	7.34%
Queensland - Other	8.54%
South Australia - Adelaide Metropolitan	3.40%
South Australia - Other	0.71%
Tasmania - Hobart Metropolitian	0.64%
Tasmania - Other	0.82%
Victoria - Melbourne Metropolitan	26.59%
Victoria - Other	4.28%
Western Australia - Perth Metropolitan	2.32%
Western Australia - Other	11.39%

Total	100.00%